UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2008
Date of reporting period: 10/01/2007 – 12/31/2007
Item 1 – Schedule of Investments

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)			(In Thousands)

	Face
	Amount	Municipal Bonds	Value

Ohio - 98.3%	$ 7,920	ABN AMRO MuniTops Certificates Trust, Cincinnati, Ohio, School District, GO, VRDN, Series 2003-34, 3.46% due 12/01/2011 (d)(h)(i)	$ 7,920

	5,000	ABN AMRO MuniTops Certificates Trust, Middletown, Ohio, City School District, GO, VRDN, Series 2004-23, 3.49% due 12/01/2011 (b)(h)(i)	5,000

	5,000	ABN AMRO MuniTops Certificates Trust, University of Cincinnati, Ohio, VRDN, Series 2004-4, 3.49% due 6/01/2012 (a)(h)(i)	5,000

	4,930	ABN AMRO MuniTops Certificates Trust, Westerville, Ohio, City School District, VRDN, Series 2001-3, 3.46% due 6/01/2009 (f)(h)(i)	4,930

	980	Akron, Ohio, Income Tax Revenue Bonds, PUTTERS, VRDN, Series 381, 3.51% due 12/01/2011 (b)(h)(i)	980

	1,684	American Municipal Power, Inc., Ohio, BAN, 3.50% due 10/30/2008	1,684

	490	American Municipal Power, Inc., Ohio, BAN (Amherst City Project), 3.50% due 11/25/2008	490

	1,558	American Municipal Power, Inc., Ohio, BAN (Bowling Green Projects), 3.50% due 11/25/2008	1,558

	1,085	American Municipal Power, Inc., Ohio, BAN (Brewster Village Project), 3.70% due 1/10/2008	1,085

	3,240	American Municipal Power, Inc., Ohio, BAN (Bryan Project), 3.85% due 8/15/2008	3,240

	533	American Municipal Power, Inc., Ohio, BAN (Hubbard Project), 3.70% due 9/25/2008	533

	500	American Municipal Power, Inc., Ohio, BAN (Lodi Village Project), 3.75% due 3/13/2008	500

	335	American Municipal Power, Inc., Ohio, BAN (Oberlin Project), 3.50% due 12/04/2008	335

	390	American Municipal Power, Inc., Ohio, BAN (Saint Mary's Project), 3.70% due 10/02/2008	390

	4,365	American Municipal Power, Inc., Ohio, BAN (Shelby Projects), 3.45% due 11/13/2008	4,365

	175	American Municipal Power, Inc., Ohio, BAN (Yellow Springs Project), 4.05% due 10/30/2008	175

	8,000	American Municipal Power, Inc., Ohio, Electricity Purchase Revenue Bonds, VRDN, Series A, 5% due 2/01/2008 (h)	8,008

	1,380	American Municipal Power, Inc., Ohio, Revenue Refunding Bonds (Combustion Turbine Project), VRDN, 3.43% due 3/01/2023 (h)	1,380

	570	Avon, Ohio, GO, BAN, Series 2, 4.05% due 3/03/2008	570

	1,010	Avon, Ohio, Local School District, School Construction, GO, BAN, 4.125% due 1/11/2008	1,010

	7,080	Bank of America AUSTIN Trust, Cincinnati, Ohio, City School District, COP, Refunding, VRDN, Series 2007-155, 3.50%
		due 12/15/2026 (d)(h)(i)	7,080

	665	Barberton, Ohio, GO, BAN, 3.75% due 11/13/2008	666

	100	Bedford Heights, Ohio, GO, BAN, 3.95% due 2/14/2008	100

	240	Brunswick, Ohio, BAN, 3.70% due 12/04/2008	240

	13,100	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, FLOATS, VRDN, Series 2125,
		3.52% due 6/01/2017 (h)(i)	13,100

Portfolio Abbreviations

To simplify the listings of CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
COP	Certificates of Participation	M/F	Multi-Family
EDR	Economic Development Revenue Bonds	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 2,900	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, ROCS, VRDN, Series II-R-10308,
	3.50% due 6/01/2017 (h)(i)	$ 2,900

740	Butler County, Ohio, GO, BAN, 4.10% due 8/07/2008	743

7,640	Butler County, Ohio, Healthcare Facilities Revenue Bonds (LifeSphere), VRDN, 3.46% due 5/01/2030 (h)	7,640

6,895	Butler County, Ohio, Hospital Facilities Revenue Bonds, PUTTERS, VRDN, Series 1596, 3.57% due 5/15/2014 (b)(h)(i)	6,895

2,000	Butler County, Ohio, Technology and Career Development School District, GO, BAN, 4.25% due 6/20/2008	2,004

1,600	Cambridge, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds (Southeastern Ohio Regional Medical Center Project),
	VRDN, 3.44% due 12/01/2021 (h)	1,600

1,080	Celina, Ohio, GO, BAN, 3.75% due 11/12/2008	1,083

1,000	Cincinnati, Ohio, City School District, COP, ROCS, VRDN, Series II-R-12049, 3.56% due 12/15/2016 (d)(h)(i)	1,000

3,250	Cincinnati, Ohio, City School District, GO, PUTTERS, VRDN, Series 315, 3.50% due 6/01/2010 (d)(h)(i)	3,250

285	Clark County, Ohio, GO, BAN, 4.02% due 2/13/2008	285

700	Clark County, Ohio, GO, BAN, 4% due 5/08/2008	701

1,610	Cleveland Heights, Ohio, GO, BAN, 4% due 8/07/2008	1,613

4,550	Cleveland, Ohio, Airport System Revenue Bonds, VRDN, AMT, Series D, 3.53% due 1/01/2027 (h)	4,550

800	Cleveland, Ohio, Water Revenue Refunding Bonds, VRDN, Series M, 3.40% due 1/01/2033 (d)(h)	800

3,385	Clinton County, Ohio, Hospital Revenue Refunding Bonds, VRDN, Series D-1, 3.44% due 12/01/2015 (h)	3,385

899	Clinton County, Ohio, Human Services, GO, BAN, 4.31% due 1/24/2008	900

1,580	Clinton-Massie Local School District, Ohio, GO, BAN, 4% due 11/18/2008	1,587

3,330	Columbus, Ohio, City School District, GO, Refunding, PUTTERS, VRDN, Series 1488, 3.50% due 6/01/2014 (d)(h)(i)	3,330

8,035	Columbus, Ohio, Regional Airport Authority, M/F Housing Revenue Refunding Bonds (West Bay Apartments Project), VRDN, AMT,
	3.64% due 12/01/2034 (h)	8,035

4,155	Cuyahoga County, Ohio, Civic Facility Revenue Bonds (Fairfax Development Corporation), VRDN, 3.48% due 6/01/2022 (h)	4,155

3,000	Cuyahoga County, Ohio, EDR (Cleveland Botanical Garden Project), VRDN, 3.43% due 7/01/2031 (h)	3,000

2,230	Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (Catholic Charities Facilities), VRDN, 3.48% due 7/01/2012 (h)	2,230

4,560	Cuyahoga County, Ohio, Hospital Facilities Revenue Bonds (Sisters of Charity Health System), VRDN, 3.44% due 11/01/2030 (h)	4,560

3,485	Cuyahoga County, Ohio, IDR (AFI Generations LLC Projects), VRDN, AMT, Series B, 3.52% due 4/01/2037 (h)	3,485

1,810	Cuyahoga County, Ohio, IDR (All Foils, Inc. Project), VRDN, AMT, Series A, 3.52% due 4/01/2017 (h)	1,810

145	Cuyahoga County, Ohio, IDR (Athens Pastries Inc. Project), VRDN, AMT, 3.55% due 6/03/2009 (h)	145

145	Cuyahoga County, Ohio, IDR (Erieview Metal Treating Project), VRDN, 3.55% due 5/05/2010 (h)	145

6,000	Cuyahoga County, Ohio, IDR (Orlando Baking Company Project), VRDN, AMT, 3.75% due 1/01/2023 (h)	6,000

1,325	Cuyahoga County, Ohio, IDR, Refunding (Parma Care Center Inc. Project), VRDN, AMT, 3.48% due 12/01/2011 (h)	1,325

8,000	Dayton-Montgomery County Port Authority, Ohio, Special Airport Facilities Revenue Bonds (Wilmington Air Park LLC), VRDN, AMT,
	Series C, 3.64% due 2/01/2037 (h)	8,000

4,000	Delaware County, Ohio, Port Authority, EDR (Columbus Zoological Park), VRDN, 3.47% due 8/01/2018 (h)	4,000

1,795	Dover, Ohio, Various Purpose Improvement Notes, GO, 4.25% due 4/03/2008	1,797

4,000	Eagle Tax-Exempt Trust, Cleveland, Ohio, Water District, VRDN, Series 98, Class 3501, 3.49% due 1/01/2021 (h)(i)	4,000

600	Elyria, Ohio, GO, BAN, 4.25% due 7/03/2008	601

3,340	Elyria, Ohio, GO, BAN, Series 2, 4% due 10/02/2008	3,349

1,970	Euclid, Ohio, GO, BAN, 4% due 5/29/2008	1,972

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 705	Fairborn, Ohio, GO, BAN, 4.25% due 6/26/2008	$ 706

270	Fairborn, Ohio, Special Assessment, GO, BAN, 4.50% due 8/15/2008	271

250	Fairborn, Ohio, Water System Improvements, GO, BAN, 4.50% due 6/26/2008	251

3,780	Franklin County, Ohio, Health Care Facilities, Revenue Refunding Bonds (Worthington Christian), VRDN, 3.65% due 7/01/2016 (h)	3,780

2,500	Franklin County, Ohio, Hospital Facilities Revenue Bonds (OhioHealth Corporation), VRDN, 3.45% due 5/01/2041 (a)(h)	2,500

2,385	Franklin County, Ohio, Senior Housing Revenue Bonds (Saint George Commons Apartments), VRDN, 3.52% due 12/15/2037 (c)(h)	2,385

2,520	Fulton County, Ohio, Revenue Refunding Bonds (Fulton County Health Center), VRDN, 3.43% due 11/01/2035 (h)	2,520

350	Geauga County, Ohio, Human Services Building, GO, BAN, 4% due 12/04/2008	351

750	Geauga County, Ohio, Safety Center Improvements, GO, BAN, 4% due 8/27/2008	751

190	Greene County, Ohio, IDR (FC Limited/AFC Stamping), VRDN, AMT, 3.55% due 9/01/2016 (h)	190

10,000	Greene County, Ohio, Sewer System Revenue Refunding Bonds, FLOATS, VRDN, Series 1610, 3.50% due 12/01/2025 (a)(h)(i)	10,000

4,800	Hamilton County, Ohio, EDR (The Contemporary Arts Center), VRDN, 3.45% due 11/01/2021 (h)	4,800

4,500	Hamilton County, Ohio, Hospital Facilities Revenue Bonds (Children's Hospital Medical Center), VRDN, 3.42% due 5/15/2028 (h)	4,500

7,000	Hamilton County, Ohio, Hospital Facilities Revenue Bonds (Children's Hospital Medical Center), VRDN, Series M, 3.43% due 5/15/2037 (h)	7,000

3,604	Hamilton County, Ohio, Sales Tax Revenue Refunding Bonds, FLOATS, VRDN, Series 1820, 3.50% due 12/01/2032 (a)(h)(i)	3,604

2,570	Hamilton County, Ohio, Sales Tax Revenue Refunding Bonds, ROCS, VRDN, Series II-R-8075, 3.50% due 12/01/2016 (a)(h)(i)	2,570

3,155	Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3 Community Urban Redevelopment Corporation Project), VRDN,
	3.49% due 8/01/2036 (h)	3,155

3,510	Hamilton, Ohio, GO, BAN, 4% due 9/11/2008	3,516

525	Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, 3.55% due 12/01/2014 (h)	525

2,220	Independence, Ohio, EDR, Refunding (Rockside Spectrum Building), VRDN, 3.48% due 12/01/2016 (h)	2,220

835	Indian Lake, Ohio, Local School District, School Construction, GO, BAN, 4% due 12/11/2008	840

700	Kent, Ohio, GO, BAN, 4% due 10/16/2008	702

4,910	Knox County, Ohio, Hospital Facilities Revenue Bonds (Knox Community Hospital Project), VRDN, 3.44% due 12/01/2029 (h)	4,910

640	Lake County, Ohio, GO, BAN, 4.25% due 5/15/2008	641

585	Lake County, Ohio, GO, BAN, 4.25% due 7/18/2008	586

700	Lancaster, Ohio, Street Improvements, GO, BAN, 4% due 10/16/2008	703

1,030	Lehman Municipal Trust Receipts, Madeira, Ohio, City School District, GO, Refunding, VRDN, Series 07-K8, 3.59% due 12/01/2027 (d)(h)(i)	1,030

10,000	Lehman Municipal Trust Receipts, Ohio Air Quality Development Authority Revenue Bonds, FLOATS, VRDN, AMT, Series K74,
	3.69% due 9/01/2016 (b)(h)(i)	10,000

700	Licking County, Ohio, GO (Mountainview Project), BAN, 4.50% due 9/03/2008	704

1,600	Lima, Ohio, Hospital Revenue Bonds (Lima Memorial Hospital Project), VRDN, 3.43% due 4/01/2037 (h)	1,600

3,490	Lima, Ohio, Water Systems Capital Facilities, GO, BAN, 4.25% due 5/29/2008	3,495

630	Lorain County, Ohio, Highway Improvement, GO, BAN, 4.25% due 3/28/2008	631

1,780	Lorain County, Ohio, Highway Improvement, GO, Refunding, BAN, Series B, 4.25% due 6/04/2008	1,784

755	Lorain County, Ohio, Sewer Improvement, GO, BAN, 4.50% due 8/15/2008	759

830	Lucas County, Ohio, Hospital Revenue Bonds (Sunshine Inc.-Northwest Ohio Project), VRDN, 3.58% due 6/02/2014 (h)	830

1,460	Mahoning County, Ohio, IDR (Industrial Waste Control Project), VRDN, AMT, 3.55% due 12/01/2032 (h)	1,460

2,395	Mahoning County, Ohio, IDR (M&J Development Limited Project), VRDN, AMT, 3.55% due 5/01/2021 (h)	2,395

410	Mahoning County, Ohio, Revenue Bonds (Youngstown Community School Project), VRDN, 3.58% due 2/01/2017 (h)	410

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 858	Marion County, Ohio, GO, BAN (Legacy Crossing), 4.10% due 5/01/2008	$ 859

675	Marion, Ohio, GO, BAN, 4% due 6/26/2008	676

630	Marysville, Ohio, GO, BAN, 4.25% due 3/06/2008	631

1,170	Mason, Ohio, IDR (O D M Properties LLC Project), VRDN, AMT, 3.65% due 11/01/2018 (h)	1,170

640	Medina County, Ohio, IDR (Partners in Plastics Project), VRDN, AMT, 3.55% due 9/01/2012 (h)	640

2,443	Mentor, Ohio, GO, BAN, 4.25% due 3/14/2008	2,445

1,680	Miami County, Ohio, GO, BAN, 4% due 11/27/2008	1,689

785	Montgomery County, Ohio, Health Care Facilities Revenue Bonds (Kettering Affiliated Project), VRDN, 3.47% due 5/01/2022 (h)	785

1,375	Montgomery County, Ohio, Health Care Facilities Revenue Bonds (South Community Inc. Project), VRDN, 3.53% due 9/01/2014 (h)	1,375

1,115	Montgomery County, Ohio, IDR (Citywide Development Corporation Project), VRDN, AMT, 3.70% due 12/01/2013 (h)	1,115

4,970	Montgomery County, Ohio, M/F Housing Revenue Refunding Bonds (Timber Creek Village Apartments), VRDN, AMT,
	3.53% due 12/01/2027 (h)	4,970

2,000	Montgomery County, Ohio, Revenue Bonds (Catholic Health Initiatives), VRDN, Series B-2, 3.40% due 4/01/2037 (h)	2,000

21,000	Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital), VRDN, Series A, 3.53% due 11/15/2022 (h)	21,000

450	Muskingum County, Ohio, GO, BAN, 4% due 9/25/2008	453

1,920	Muskingum County, Ohio, Sanitation and Sewer Improvements, GO, BAN, 4.46% due 1/17/2008	1,921

620	Muskingum County, Ohio, Sanitation and Sewer Improvements, GO, BAN, 4.15% due 9/25/2008	622

715	North Ridgeville, Ohio, Capital Improvement, GO, BAN, Series 2, 4% due 6/05/2008	716

490	North Ridgeville, Ohio, Capital Improvement, GO, BAN, Series 3, 3.95% due 6/05/2008	490

3,670	Ohio HFA, Mortgage Revenue Refunding Bonds, MERLOTS, VRDN, AMT, Series A02, 3.85% due 3/01/2036 (e)(h)(i)	3,670

2,100	Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati Gas and Electric), VRDN, Series A,
	3.75% due 9/01/2030 (h)	2,100

2,100	Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati Gas and Electric), VRDN, Series B,
	3.85% due 9/01/2030 (h)	2,100

3,100	Ohio State Air Quality Development Authority, Revenue Refunding Bonds (FirstEnergy Nuclear Generation Corporation Project), VRDN, AMT,
	Series A, 3.52% due 6/01/2033 (h)	3,100

145	Ohio State Building Authority, State Facilities Revenue Bonds (Administrative Building Fund Projects), VRDN, Series A,
	5.25% due 10/01/2008 (g)(h)	149

800	Ohio State, GO, Common Schools, VRDN, Series A, 3.40% due 3/15/2025 (h)	800

4,600	Ohio State, GO, Common Schools, VRDN, Series C, 3.41% due 6/15/2026 (h)	4,600

9,460	Ohio State, GO, PUTTERS, VRDN, Series 306, 3.50% due 11/01/2018 (h)(i)	9,460

4,565	Ohio State, GO, PUTTERS, VRDN, Series 1485, 3.51% due 3/15/2014 (f)(h)(i)	4,565

1,955	Ohio State Higher Educational Facilities Commission Revenue Bonds (Mount Vernon Nazareth College Project), VRDN,
	3.48% due 9/01/2009 (h)	1,955

4,420	Ohio State Higher Educational Facilities Commission Revenue Bonds (Pooled Financing), VRDN, 3.47% due 9/01/2024 (h)	4,420

1,245	Ohio State Higher Educational Facilities Commission, Revenue Refunding Bonds (Pooled Financing), VRDN, 3.47% due 12/01/2016 (h)	1,245

2,700	Ohio State IDR (University Forest Products Project), VRDN, AMT, 3.60% due 10/01/2020 (h)	2,700

200	Ohio State Solid Waste Revenue Bonds (BP Chemical Inc.), VRDN, AMT, 3.49% due 8/01/2034 (h)	200

2,100	Ohio State Solid Waste Revenue Bonds (BP Exploration and Oil Inc. Project), VRDN, AMT, 3.49% due 2/01/2033 (h)	2,100

3,305	Ohio State Solid Waste Revenue Bonds (BP Exploration and Oil Inc. Project), VRDN, AMT, 3.49% due 8/01/2034 (h)	3,305

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 3,200	Ohio State Solid Waste Revenue Bonds (Republic Services, Inc. Project), VRDN, AMT, 3.72% due 11/01/2035 (h)	$ 3,200

2,070	Ohio State Solid Waste Revenue Refunding Bonds (BP Products of North America), VRDN, AMT, Series B, 3.49% due 8/01/2034 (h)	2,070

2,000	Ohio State Turnpike Commission, Revenue Refunding Bonds, MERLOTS, VRDN, Series B05, 3.50% due 2/15/2022 (b)(h)(i)	2,000

4,000	Ohio State Water Development Authority, Pollution Control Facilities, Revenue Refunding Bonds (FirstEnergy Nuclear Generation Corporation
	Project), VRDN, AMT, Series A, 3.43% due 8/01/2033 (h)	4,000

350	Olmsted Falls, Ohio, City School District, GO, BAN, 3.75% due 12/18/2008	352

700	Painesville, Ohio, GO, BAN, Series 2, 4% due 11/07/2008	703

1,405	Parma Heights, Ohio, Street Improvements, GO, BAN, 3.75% due 9/12/2008	1,405

6,100	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development Revenue Bonds (Springdale Public Infrastructure),
	VRDN, 3.80% due 2/01/2031 (h)	6,100

4,845	Portage County, Ohio, IDR (Singer Steel Company Project), VRDN, AMT, 3.75% due 1/01/2020 (h)	4,845

640	Portage County, Ohio, Industrial Revenue Bonds (John E. Susong Project), VRDN, Series B, 3.55% due 5/02/2016 (h)	640

610	Portage County, Ohio, Industrial Revenue Refunding Bonds (John E. Susong Project), VRDN, Series A, 3.55% due 5/02/2011 (h)	610

1,075	Portage County, Ohio, Industrial Revenue Refunding Bonds (PM Properties One Ltd.), VRDN, AMT, 3.70% due 11/01/2012 (h)	1,075

258	Richland County, Ohio, GO, BAN, 4.25% due 3/25/2008	258

2,670	Saint Marys, Ohio, City School District, GO, BAN, 3.75% due 6/10/2008	2,678

559	Saint Marys, Ohio, Sanitation Improvement, GO, BAN, 4% due 6/04/2008	559

2,000	Sandusky, Ohio, GO, BAN, Series 1, 4.25% due 10/22/2008	2,012

605	Seneca County, Ohio, Capital Improvements, GO, BAN, 3.80% due 11/13/2008	607

1,415	Seven Hills, Ohio, Street Improvements, GO, BAN, 3.45% due 12/04/2008	1,415

980	Sharonville, Ohio, GO, BAN, 4.25% due 7/25/2008	983

2,500	Solon, Ohio, Fire Station, GO, BAN, 3.75% due 11/20/2008	2,508

5,100	Stark County, Ohio, Port Authority, EDR (Meiser Bartley Gratings Project), VRDN, AMT, 3.75% due 4/01/2015 (h)	5,100

3,300	Stark County, Ohio, Port Authority, EDR (Slesnick Iron and Metal Project), VRDN, AMT, 3.75% due 8/01/2017 (h)	3,300

500	Strongsville, Ohio, IDR (E&E Properties/Dupli Systems Project), VRDN, AMT, 3.64% due 2/01/2010 (h)	500

7,500	Student Loan Funding Corporation, Cincinnati, Ohio, Student Loan Revenue Refunding Bonds, VRDN, AMT, Senior Series A-2,
	3.55% due 8/01/2010 (h)	7,500

1,300	Summit County, Ohio, Exempt Facility Revenue Bonds (KB Compost Services Inc. Project), VRDN, AMT, 3.55% due 12/01/2011 (h)	1,300

405	Summit County, Ohio, IDR (Waldonia Investment Project), VRDN, AMT, 3.55% due 7/01/2018 (h)	405

4,250	Summit County, Ohio, Port Authority Revenue Bonds (Compost Services, Inc. Project), VRDN, AMT, 3.55% due 4/01/2021 (h)	4,250

395	Tipp City, Ohio, Capital Facilities, GO, Refunding, BAN, 4% due 4/24/2008	395

3,500	Trumbull County, Ohio, IDR (Ellwood Engineered Casting Company), Refunding, VRDN, AMT, 3.55% due 4/01/2013 (h)	3,500

2,000	Trumbull County, Ohio, IDR (McDonald Steel Corporation), VRDN, AMT, 3.55% due 4/01/2017 (h)	2,000

905	Union County, Ohio, GO, BAN, 3.50% due 12/10/2008	909

100	University of Akron, Ohio, Revenue Refunding Bonds, VRDN, 3.48% due 1/01/2029 (b)(h)	100

565	Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 3.64% due 5/01/2016 (h)	565

565	Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet Valley Dillon), VRDN, 3.55% due 4/01/2011 (h)	565

3,200	Wapakoneta, Ohio, City School District, GO, BAN, 3.50% due 6/26/2008	3,207

735	Wapakoneta, Ohio, GO, BAN, 3.85% due 12/04/2008	737

1,050	Warren County, Ohio, IDR (PAC Manufacturing LLC Project), VRDN, AMT, 3.65% due 12/01/2025 (h)	1,050

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 570	Warren County, Ohio, Infrastructure Improvements, GO, BAN, 4.15% due 9/05/2008	$ 571

3,600	Washington Court House, Ohio, GO, PUTTERS, VRDN, Series 1100, 3.51% due 6/01/2013 (b)(h)(i)	3,600

3,230	West Chester Township, Ohio, Tax Increment Financing Revenue Bonds (West Chester Streets Project), VRDN, 3.51% due 12/01/2021 (h)	3,230

410	Willoughby, Ohio, IDR (Malish Brush and Specialty), VRDN, AMT, 3.85% due 6/01/2009 (h)	410

670	Wilmington, Ohio, GO (Lowes Drive Construction Project), BAN, 4.50% due 7/25/2008	673

160	Wood County, Ohio, IDR (Centaur Tool and Die Inc. Project), VRDN, AMT, 3.64% due 8/01/2010 (h)	160

1,310	Wood County, Ohio, IDR (Jerl Machine Project), VRDN, AMT, 3.53% due 9/01/2016 (h)	1,310

	Total Investments (Cost - $435,672*) - 98.3%	435,672
	Other Assets Less Liabilities - 1.7%	7,729

	Net Assets - 100.0%	$ 443,401

* Cost for federal income tax purposes.

(a)	AMBAC Insured.

(b)	FGIC Insured.

(c)	FNMA Collateralized.

(d)	FSA Insured.

(e)	GNMA Collateralized.

(f)	MBIA Insured.

(g)	Prerefunded.

(h)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: February 21, 2008